Consolidated Summary of Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Summary of Investments Other Than Investments in Related Parties
Cost	$ 43,227
Amount at which shown in the consolidated balance sheet	45,437
Trading assets [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	20
Fair value	21
Amount at which shown in the consolidated balance sheet	21
Policy loans [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	992
Amount at which shown in the consolidated balance sheet	992
Other investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	780
Amount at which shown in the consolidated balance sheet	780
Short-term investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	935
Amount at which shown in the consolidated balance sheet	935
Fixed maturity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	33,198
Fair value	35,418
Amount at which shown in the consolidated balance sheet	35,418
Fixed maturity securities [Member] | US Government Corporations and Agencies securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	448
Fair value	527
Amount at which shown in the consolidated balance sheet	527
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,966
Fair value	2,285
Amount at which shown in the consolidated balance sheet	2,285
Fixed maturity securities [Member] | Public Utility, Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	2,969
Fair value	3,228
Amount at which shown in the consolidated balance sheet	3,228
Fixed maturity securities [Member] | All Other Corporate Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	27,815
Fair value	29,378
Amount at which shown in the consolidated balance sheet	29,378
Equity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	6
Fair value	21
Amount at which shown in the consolidated balance sheet	21
Equity securities [Member] | Industrial, miscellaneous and all other [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	6
Fair value	16
Amount at which shown in the consolidated balance sheet	16
Equity securities [Member] | Nonredeemable preferred stocks [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Fair value	5
Amount at which shown in the consolidated balance sheet	5
Mortgage loans, net of allowance [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	7,296
Amount at which shown in the consolidated balance sheet	$ 7,270	[1]

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).